32. Supplemental information on statement of cash flows (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 464,000,000	$ 669,800,000
Capital expenditures and financing activities not involving cash
Purchase of property, plant and equipment on credit		77,200,000
Lease	1,105,000,000	1,334,000,000
Provision/(reversals) for decommissioning costs	12,000,000	(18,600,000)
Use of deferred tax and judicial deposit for the payment of contingency	$ 1,000,000	$ 1,900,000